CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (73,177,935)	$ (42,397,279)	$ (16,432,308)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,125,032	858,408	816,686
Loss (gain) on disposal of property, equipment and software	18,973	327	(1,841)
Share-based compensation	18,679,658	10,129,541	611,711
Change in fair value of warrant liabilities			(1,207,415)
Interest income on promissory notes	(9,946)
Foreign exchange loss (gain), net	603,459	644,693	(21,867)
Changes in operating assets and liabilities:
Accounts receivable, net	(3,000,000)	480,000	(480,000)
Prepayments and other current assets	(231,287)	(2,337,011)	111,516
Amount due from related parties	(4,374,274)	1,300,790	(704,253)
Other non-current assets	(24,210)	(13,292)	(38,040)
Accounts payable	1,511,640	1,097,261	153,737
Contract liabilities	4,774,464	(267,842)	993,378
Amount due to related parties	7,930,703	639,579	(1,778,469)
Accruals and other current liabilities	1,057,491	1,243,150	(34,277)
Income tax payable	1,657,450
Deferred tax liabilities	44,163
Other non-current liabilities		91,955	(142,114)
Net cash used in operating activities	(43,414,619)	(28,529,720)	(18,153,556)
Cash flows from investing activities:
Placement of short-term investments			(19,000,000)
Withdrawal of short-term investments		8,000,000	44,000,000
Proceeds from disposal of property, equipment and software		7,930	7,697
Purchase of property, equipment and software	(2,509,926)	(935,199)	(151,829)
Net cash generated from (used in) investing activities	(2,509,926)	7,072,731	24,855,868
Cash flows from financing activities:
Proceeds from borrowings	4,386,860	6,083,650	2,651,874
Proceeds from issuance of convertible redeemable preferred shares and warrants			68,999,999
Proceeds from share subscriptions	381,282
Proceeds from exercise of share options	231,521	140,928	459,796
Proceeds from initial public offering, net of underwriting commissions	149,411,950
Repayment of borrowings	(5,089,717)	(1,063,670)	(2,417,192)
Payment of initial public offering costs	(1,595,088)	(721,532)
Purchase of treasury shares under stock repurchase program	(2,361,576)
Costs for retirement of treasury shares	(8,090)
Net cash generated from financing activities	145,357,142	4,439,376	69,694,477
Effect of exchange rate on cash and cash equivalents	(192,352)	(364,177)	77,544
Net increase in cash and cash equivalents	99,240,245	(17,381,790)	76,474,333
Cash and cash equivalents at the beginning of year	75,150,998	92,532,788	16,058,455
Cash and cash equivalents at the end of year	174,391,243	75,150,998	92,532,788
Supplemental cash flow disclosures:
Interest paid	359,569	202,165	142,058
Non-cash activities:
Accretion of convertible redeemable preferred shares to redemption value	28,553	248,113	$ 246,184
Conversion of preferred shares	154,477,960
Payables for deferred initial public offering cost		$ 2,276,183
Retirement of treasury shares	1,741,971
Surrender of ordinary shares for repayment of promissory notes	$ 6,800,856